Partners' Capital (Tables)	6 Months Ended
Jun. 30, 2014
Partners' Capital (Abstract)
Partnership Units (Table Text Block)
	As of June 30, 2014	As of December 31, 2013
Limited partner units	88,790,710	88,440,710
General partner units	1,765,457	1,765,457
Preferred partner units	18,572,221	18,922,221
Total partnership units	109,128,388	109,128,388

Distribution to unitholders (Table Text Block)
Common unit-holders	April 22, 2014	January 22, 2014	April 22, 2013	January 22, 2013
Distributions per common unit declared	0.2325	0.2325	0.2325	0.2325
Common units entitled to distribution	88,490,710	88,440,710	69,372,077	69,372,077
General partner and IDR distributions	$ 411	$ 410	$ 329	$ 329
Preferred unit-holders
Distributions per preferred unit declared	0.21375	0.21375	0.21375	0.21375
Preferred units entitled to distribution	18,872,221	18,922,211	24,655,554	15,555,554